Unrecognized Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Beginning balance at Jan. 1, - gross	$ 289	$ 335	$ 189
Prior period tax positions:
increases	24	97	225
decreases	(12)	(60)	(30)
Current period tax positions	16	41	10
Settlements	(64)	(119)	(58)
Statute expiration	(3)	(5)	(1)
Ending balance at Dec. 31, - gross	$ 250	$ 289	$ 335